Operations and summary of significant accounting policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) places_of_business dealers countries dealer_rental_outlets distributors	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Operations and Summary of Significant Accounting Policies
Number of countries served by dealers | countries	182
Number of dealer places of business | places_of_business	3,593
Number of dealer rental outlets | dealer_rental_outlets	1,274
Maximum amortizable period of purchased intangibles (in years)	14 years	14 years
Ownership percentage of investments in companies below which the entity must exercise significant influence in order to be accounted for under the equity method	20.00%
Standard invoice terms, maximum extension period (in years)	1 year	1 year	1 year
Standard invoice terms, amount of extension allowed to receivables | $	$ 635	$ 624	$ 706
Percentage of consolidated sales representing extension to standard invoice terms not more than one year	1.00%	1.00%	1.00%
Period after which collection of future income is considered as not probable (in days)	120 days
Percentage of value of inventories on the LIFO basis to total inventories	60.00%	60.00%
Incremental value of inventory if FIFO method had been in use | $	$ 2,498	$ 2,430
Depreciation on equipment leased to others | $	836	872	$ 768
Consolidated depreciation expense | $	$ 2,705	$ 2,795	$ 2,710
Maximum
Operations and Summary of Significant Accounting Policies
Maximum amortizable period of purchased intangibles (in years)	20 years
Minimum
Operations and Summary of Significant Accounting Policies
Ownership percentage of investments in companies accounted for under the equity method (as a percent)	20.00%
Inside United States
Operations and Summary of Significant Accounting Policies
Number of dealers | dealers	48
Outside the United States
Operations and Summary of Significant Accounting Policies
Number of dealers | dealers	127
Perkins
Operations and Summary of Significant Accounting Policies
Number of distributors | distributors	97
Number of countries where distributors are located | countries	180
Caterpillar Northern Ireland Ltd (F.G. Wilson)
Operations and Summary of Significant Accounting Policies
Number of distributors | distributors	290
Number of countries where distributors are located | countries	145
MaK
Operations and Summary of Significant Accounting Policies
Number of distributors | distributors	19
Number of countries where distributors are located | countries	130